Ultrashort Duration Bond Portfolio
Ultrashort Duration Bond Portfolio
Investment Objective
The Ultrashort Duration Bond Portfolio investment objective is total return consistent with current income and capital preservation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Ultrashort Duration Bond Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses	Ultrashort Duration Bond Portfolio Ultrashort Duration Bond Portfolio
Management Fees	0.20%	[1]
Other Expenses	0.19%
Total Annual Portfolio Operating Expenses	0.39%
Fee Waivers and Expense Reimbursements	(0.04%)	[2]
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	0.35%
[1]	Merganser Capital Management, LLC (the "Advisor") is entitled to receive a fee from the Fund, computed daily and payable monthly based on the average aggregate net assets held in the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio.
[2]	The Advisor has contractually agreed to waive its advisory fee such that the fee is as follows: 0.135% on the first $200 million of the Portfolio's average daily net assets, 0.1125% on the next $300 million of the Portfolio's average daily net assets and 0.10% of the Portfolio's average daily net assets in excess of $500 million. In addition, the Advisor and BCS Financial Services Corporation (the "Administrator") have further agreed to waive their fees such that the Portfolio's annual ordinary operating expenses do not exceed 0.385% of the Portfolio's average daily net assets. The Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2018, without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2018, but it cannot be assured the Advisor or the Administrator will agree to such continuance.

Example

This example is intended to help you compare the cost of investing in the Ultrashort Duration Bond Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Ultrashort Duration Bond Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Ultrashort Duration Bond Portfolio’s operating expenses remain the same. The example below reflects the contractual fee waiver and expense reimbursement for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Ultrashort Duration Bond Portfolio | Ultrashort Duration Bond Portfolio | USD ($)	36	121	215	490

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its investments). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Participation Certificates are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Ultrashort Duration Bond Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 116% of the average value of the portfolio.

Principal Investment Strategies

The overall strategy of the Ultrashort Duration Bond Portfolio is to invest in investment-grade corporate debt securities, asset-backed securities, and non-government mortgage-backed securities, in addition to U.S. government securities and U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government sponsored enterprises). The Portfolio’s investment advisor, Merganser Capital Management, LLC (the “Advisor” or “Merganser”), seeks to enhance the Portfolio’s performance by allocating relatively more of its portfolio to the sector that the Advisor expects to offer the best balance between total return and risk.

Although the value of the Portfolio’s Participation Certificates will fluctuate, the Advisor will seek to manage the magnitude of fluctuation by limiting the Portfolio’s duration range from three months to 18 months with a target duration of 12 months. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Certain of the government securities in which the Portfolio invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Portfolio may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”).

Because the Portfolio refers to fixed-income securities in its name, it will notify its Participation Certificate holders in writing at least 60 days in advance of any change in its investment policies that would enable the Portfolio to invest, under normal circumstances, less than 80% of its assets in fixed-income investments.

Principal Risks

All mutual funds take investment risks. It is possible to lose money by investing in the Ultrashort Duration Bond Portfolio. The primary factors that may reduce the Portfolio’s returns include:

Income Risk.  Income risk is the chance that the Portfolio’s income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Portfolio’s monthly income to fluctuate.

Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Interest rate risk should be low for the Portfolio because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Issuer Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Portfolio will lose money.

Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Portfolio will fail to meet its obligations. This could cause the Portfolio to lose the benefit of the transaction or prevent the Portfolio from selling or buying other securities to implement its investment strategy.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Portfolio will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

Liquidity Risk. The collateralized mortgage obligations (“CMOs”) (A Type of Mortgage-Backed Security) in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Portfolio may not be able to sell a security or close out a repurchase contract when it wants to. If this happens, the Portfolio will be required to continue to hold the security or keep the position open, and the Portfolio could incur losses.

Manager Risk.  Manager risk is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Mortgage-Backed Securities (“MBS”) Risk. MBS have unique risks. A rise in interest rates may cause the value of MBS held by the Portfolio to decline. The mortgage loans underlying MBS generally are subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. If the underlying mortgages are paid off sooner than expected, the Portfolio may have to reinvest this money in mortgage-backed or other securities that have lower yields. See “Prepayment Risk” and “Interest Rate Risk.” CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks than other MBS. For example, their prices are more volatile and their trading market may be more limited.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by GSEs such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to Fannie Mae and Freddie Mac, but there can be no assurance that it will support these or other GSEs in the future.

Risks Associated with Noninvestment-Grade Securities. The Portfolio may hold securities that were investment grade at the time of purchase but are subsequently rated below investment grade, which may be subject to greater economic, interest rate, credit and liquidity risks than investment-grade securities.

Risks Related to the Economy. Lower-grade bond returns are sensitive to changes in the economy. The value of the Portfolio’s investments may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

Investments in the Ultrashort Duration Bond Portfolio are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

The following bar chart and table show the performance of the Ultrashort Duration Bond Portfolio, and provides some indication of the risks of an investment in the Portfolio by comparing the Portfolio’s performance with a broad measure of market performance. The bar chart shows how the annual total returns of the Portfolio have varied from year to year.  The table shows the Portfolio’s average annual total returns for the one year and since inception periods ended December 31, 2016.  The bar chart and table assume reinvestment of dividends and distributions.  The past performance of the Ultrashort Duration Bond Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com or by calling (800) 621-9215.

Ultrashort Duration Bond Portfolio Annual Total Return for year ended December 31, 2016

During the periods shown in the bar chart, the highest quarterly return for the Ultrashort Duration Bond Portfolio was 0.39% (for the quarter ended June 30, 2016) and the lowest quarterly return was (0.28)% (for the quarter ending September 30, 2016).

Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Returns - Ultrashort Duration Bond Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Ultrashort Duration Bond Portfolio	0.61%	0.51%	Mar. 06, 2012
After Taxes on Distributions | Ultrashort Duration Bond Portfolio	0.08%	0.20%
After Taxes on Distributions and Sale of Fund Shares | Ultrashort Duration Bond Portfolio	0.34%	0.26%
Bank of America Merrill Lynch 1-Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	0.81%	0.38%	Mar. 06, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.